Segment Reporting - Capital Expenditures by Segment (Detail) - Operating Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total capital expenditures	$ 109,523	$ 693,792
Teekay LNG | Liquefied Gas Carriers
Segment Reporting Information [Line Items]
Total capital expenditures	96,357	687,841
Teekay LNG | Conventional Tankers
Segment Reporting Information [Line Items]
Total capital expenditures	1,538	124
Teekay Tankers | Conventional Tankers
Segment Reporting Information [Line Items]
Total capital expenditures	$ 11,628	$ 5,827